Income Taxes (Tables)	12 Months Ended
Mar. 31, 2023
Major components of tax expense (income) [abstract]
Schedule of Income Tax Expense

Income tax expense in the consolidated statement of comprehensive income comprises:

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Current taxes
Domestic taxes	830	785	716
Foreign taxes	323	263	185
	1,153	1,048	901
Deferred taxes
Domestic taxes	54	48	85
Foreign taxes	(65)	(28)	(13)
	(11)	20	72
Income tax expense	1,142	1,068	973

Summary of Reconciliation of Income Tax Provision to Amount Computed by Applying Statutory Income Tax Rate to Income Before Income Taxes

A reconciliation of the income tax provision to the amount computed by applying the statutory income tax rate to the income before income taxes is summarized below:

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Profit before income taxes	4,125	4,036	3,596
Enacted tax rates in India	34.94%	34.94%	34.94%
Computed expected tax expense	1,442	1,410	1,256
Tax effect due to non-taxable income for Indian tax purposes	(362)	(395)	(346)
Overseas taxes	132	132	95
Tax provision (reversals)	(13)	(36)	(47)
Effect of differential tax rates	(41)	(26)	(17)
Effect of exempt non-operating income	(6)	(7)	(5)
Effect of unrecognized deferred tax assets	14	10	1
Effect of non-deductible expenses	19	22	20
Impact of change in tax rate	—	(13)	—
Others	(43)	(29)	16
Income tax expense	1,142	1,068	973

Summary of Expiration of Unused Tax Losses

The following table provides details of expiration of unused tax losses for fiscal 2023:

(Dollars in millions)
Year
2024	15
2025	17
2026	18
2027	10
2028	60
Thereafter	418
Total	538

The following table provides details of expiration of unused tax losses for fiscal 2022:

(Dollars in millions)
Year
2023	27
2024	20
2025	17
2026	20
2027	7
Thereafter	501
Total	592

Summary of Income Tax Assets and Income Tax Liabilities

The following table provides the details of income tax assets and income tax liabilities as of March 31, 2023, and March 31, 2022:

(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Income tax assets	786	812
Current income tax liabilities	(412)	(344)
Net current income tax assets / (liabilities) at the end	374	468

The gross movement in the current income tax assets / (liabilities) for fiscal 2023, 2022 and 2021 is as follows:

	(Dollars in millions)
	Year ended March 31,
	2023	2022	2021
Net current income tax assets / (liabilities) at the beginning	468	501	515
Translation differences	(32)	(18)	17
Income tax paid	1,088	1,020	863
Current income tax expense	(1,153)	(1,048)	(901)
Income tax on other comprehensive income	(2)	2	1
Income tax benefit arising on exercise of stock options	6	10	6
Tax impact on buyback expenses	1	1	—
Additions through business combination	(2)	—	—
Net current income tax assets / (liabilities) at the end	374	468	501

Summary of Movement in Gross Deferred Income Tax Assets / Liabilities

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2023 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2022	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2023
Deferred income tax assets / (liabilities)
Property, plant and equipment	21	2	—	—	(2)	21
Lease liabilities	24	6	—	—	(3)	27
Accrued compensation to employees	7	2	—	—	(1)	8
Trade receivables	28	6	—	—	(2)	32
Compensated absences	70	6	—	—	(6)	70
Post sales client support	17	14	—	—	(1)	30
Credits related to branch profits	89	(2)	—	—	—	87
Derivative financial instruments	(3)	3	—	—	—	—
Intangibles	6	1	—	—	—	7
Intangibles arising on business combinations	(41)	9	(10)	—	—	(42)
Branch profit tax	(110)	5	—	—	—	(105)
SEZ reinvestment reserve	(112)	(62)	—	—	10	(164)
Others	11	21	—	—	—	32
Total Deferred income tax assets / (liabilities)	7	11	(10)	—	(5)	3

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2022 is as follows:

				(Dollars in millions)
	Carrying value as of April 1, 2021	Changes through profit and loss	Changes through OCI	Translation difference	Carrying value as of March 31, 2022
Deferred income tax assets / (liabilities)
Property, plant and equipment	35	(13)	—	(1)	21
Lease liabilities	23	2	—	(1)	24
Accrued compensation to employees	6	2	—	(1)	7
Trade receivables	30	(1)	—	(1)	28
Compensated absences	68	4	—	(2)	70
Post sales client support	16	1	—	—	17
Credits related to branch profits	48	42	—	(1)	89
Derivative financial instruments	(8)	4	—	1	(3)
Intangibles	4	2	—	—	6
Intangibles arising on business combinations	(50)	8	—	1	(41)
Branch profit tax	(68)	(42)	—	—	(110)
SEZ reinvestment reserve	(84)	(32)	—	4	(112)
Others	10	3	(2)	—	11
Total Deferred income tax assets / (liabilities)	30	(20)	(2)	(1)	7

The movement in gross deferred income tax assets / liabilities (before set off) for fiscal 2021 is as follows:

					(Dollars in millions)
	Carrying value as of April 1, 2020	Changes through profit and loss	Addition through business combination	Changes through OCI	Translation difference	Carrying value as of March 31, 2021
Deferred income tax assets / (liabilities)
Property, plant and equipment	32	2	—	—	1	35
Lease liabilities	18	4	—	—	1	23
Accrued compensation to employees	7	(1)	—	—	—	6
Trade receivables	26	3	—	—	1	30
Compensated absences	57	9	—	—	2	68
Post sales client support	15	1	—	—	–	16
Credits related to branch profits	50	(1)	—	—	(1)	48
Derivative financial instruments	21	(28)	—	(1)	—	(8)
Intangibles	3	1	—	—	—	4
Intangibles arising on business combinations	(56)	10	(3)	—	(1)	(50)
Branch profit tax	(73)	5	—	—	—	(68)
SEZ reinvestment reserve	(11)	(72)	—	—	(1)	(84)
Others	14	(5)	—	—	1	10
Total Deferred income tax assets / (liabilities)	103	(72)	(3)	(1)	3	30

The deferred income tax assets and liabilities is as follows:

	(Dollars in millions)
	As of
	March 31, 2023	March 31, 2022
Deferred income tax assets after set off	152	160
Deferred income tax liabilities after set off	(149)	(153)